Intangible assets - Goodwill (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco Real [Member]
IfrsStatementLineItems [Line Items]
Criteria for determining the recoverable amount	Value in use: cash flows	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years
Perpetual growth rate (1)	4.00%	4.50%
Pre-tax discount rate (2)	18.50%	20.80%
Discount rate (2)	12.20%	13.60%
Em Dia [Member]
IfrsStatementLineItems [Line Items]
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years
Perpetual growth rate (1)	3.60%
Discount rate (2)	13.80%
Toro Corretora [Member]
IfrsStatementLineItems [Line Items]
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years
Perpetual growth rate (1)	3.60%
Discount rate (2)	14.50%